Note 5 - Accounts and Grants Receivable (Details Textual) - CAD ($)	Sep. 30, 2020	Sep. 30, 2019
Later than one month [member]
Statement Line Items [Line Items]
Trade receivables	$ 200,726	$ 1,001,936